Income Taxes (Details 1) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal tax expense	$ (211,595)	$ (388,112)
Federal tax expense, percentage	21.00%
State tax expense, net of federal benefit	$ 639	652
State tax expense, net of federal benefit, percentage	(0.06%)
Stock compensation		(36,925)
Stock compensation, percentage
Change in valuation allowance	$ 190,000	293,029
Change in valuation allowance, percentage	(18.86%)
Foreign rate differential	$ 36,790	78,205
Foreign rate differential, percentage	(3.65%)
Uncertain tax position	$ 50,000
Uncertain tax position, percentage	(4.96%)
True up and other	$ (15,021)	53,976
True up and other, percentage	1.49%
Total provision for income taxes	$ 50,813	$ 825
Total provision for income taxes, percentage	(5.04%)